Commitments, contingencies and guarantees - Maturities of purchase obligations (Detail) - Other commitments [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Purchase obligations [Line Items]
Purchase obligations, Total	¥ 44,192	¥ 27,313
Less than 1 year	26,386
1 to 2 years	7,006
2 to 3 years	5,567
3 to 4 years	4,158
4 to 5 years	759
More than 5 years	¥ 316